Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2020	Three Month Period ended June 30, 2019	Six Month Period ended June 30, 2020	Six Month Period ended June 30, 2019
Asia	$29,495	$27,266	$58,022	$53,917
Europe	12,801	20,334	27,351	38,245
North America	4,123	145	7,536	1,124
Australia	130	—	130	1,277

Total	$46,549	$47,745	$93,039	$94,563